Schedule 1-Condensed Financial Statement of Bright Scholar Education Holdings Limited (Details)	12 Months Ended
Aug. 31, 2022 CNY (¥)
Condensed Financial Information Disclosure [Abstract]
Restricted capital and reserves	¥ 1,602,502
Federal reserve board description	Translations of balances in condensed financial information of parent company balance sheets, statements of operations statements of comprehensive income and statements of cash flows from RMB into US dollars as of and for the year ended August 31, 2022 are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.8890, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on August 31, 2022.